Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from contracts with customers [Abstract]
Disaggregation of Revenue

Year ended March 31, 2024	Consumer	Medical	Other Cannabis(1)	Plant Propagation	Total
	$	$	$	$	$
Canada	46,958	103,068	2,403	12,792	165,221
Australia	—	31,679	—	—	31,679
Europe	—	40,767	—	—	40,767
U.S.	—	—	—	31,967	31,967
Other	—	647	—	—	647
Total net revenue	46,958	176,161	2,403	44,759	270,281

Nine months ended March 31, 2023	Consumer	Medical	Other Cannabis(1)	Plant Propagation	Total
	$	$	$	$	$
Canada	42,850	72,117	2,371	10,849	128,187
Australia	—	9,831	—	—	9,831
Europe	—	24,171	—	—	24,171
U.S.	—	—	—	9,833	9,833
Other	—	1,666	—	—	1,666
Total net revenue	42,850	107,785	2,371	20,682	173,688
(1) Includes core and non-core wholesale bulk cannabis.